                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A
                                                               File No. 2-99266
                                                               File No. 811-4364


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                        X

  Pre-Effective Amendment No.____

  Post-Effective Amendment No. 30                                              X
                              ----
                                       AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940                X


  Amendment No. 30
               ----


                      VOYAGEUR INTERMEDIATE TAX FREE FUNDS
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

     1818 Market Street, Philadelphia, Pennsylvania                      19103
--------------------------------------------------------------------------------
        (Address of Principal Executive Offices)                      (Zip Code)

Registrant's Telephone Number, including Area Code:               (215) 255-1255
                                                                  --------------

       Eric E. Miller, Esquire, 1818 Market Street, Philadelphia, PA 19103
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                            November 1, 1999
                                                                ----------------

It is proposed that this filing will become effective:

                  _____       immediately upon filing pursuant to paragraph (b)

                  __X__       on November 1, 1999 pursuant to paragraph (b)

                  _____       60 days after filing pursuant to paragraph (a)(1)

                  _____       on (date) pursuant to paragraph (a)(1)

                  _____       75 days after filing pursuant to paragraph (a)(2)

                  _____       on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate:
                  _____       this post-effective amendment designates a new
                              effective date for a previously filed post-effective amendment



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                             --- C O N T E N T S ---



This Post-Effective Amendment No. 30 to Registration File No. 2-99266 includes the following:


       1.  Facing Page

       2.  Contents Page

       3.  Part A - Prospectus(1)

       4.  Part B - Statement of Additional Information(1)

       5.  Part C - Other Information(2)

       6.  Signatures

This Post-Effective Amendment relates to the Registrant's Delaware Tax-Free Minnesota Intermediate Fund - Delaware Tax-Free Minnesota Intermediate Fund A Class, Delaware Tax-Free Minnesota Intermediate Fund B Class Tax-Free and DelawareTax-Free Minnesota Intermediate Fund C Class.

            (1) The Registrant's Prospectus and Statement of Additional
                Information are incorporated into this filing by reference to the electronic filing of Post-Effective Amendment No. 24 to the Registration Statement of Voyageur Mutual Funds filed November 1, 1999.

            (2) Items 26(a) and 27 to Part C are incorporated into this filing by reference to the electronic filing of Post-Effective Amendment No. 24 to the Registration Statement of Voyageur Mutual Funds filed November 1, 1999.

                                     PART C

                                Other Information



Item 23. Exhibits

         (a) Agreement and Declaration of Trust.

             (1) Agreement and Declaration of Trust (December 17, 1998)
                 incorporated into this filing by reference to Post-Effective Amendment No. 29 filed August 16, 1999.

             (2) Certificate of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 29 filed August 16, 1999.

         (b) By-Laws. By-Laws (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 29 filed August 16, 1999.

         (c) Copies of All Instruments Defining the Rights of Holders.

             (1) Agreement and Declaration of Trust. Articles III, V and VI of
                 Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 29 filed August 16, 1999.

             (2) By-Laws. Article II of By-Laws incorporated into this filing by reference to Post-Effective Amendment No. 29 filed August 16, 1999.

         (d) Investment Management Agreement.

             (1) Form of Investment Management Agreement (November 1999) between
                 Delaware Management Company and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 29 filed August 16, 1999.

         (e) (1) Distribution Agreement.

                 (i) Form of Distribution Agreement (November 1999) between
                     Delaware Distributors, L.P. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 25 filed August 28, 1997.

             (2) Administration and Service Agreement. Form of Administration
                 and Service Agreement (as amended November 1995) (Module) incorporated into this filing by reference to Post-Effective Amendment No. 25 filed August 28, 1997.



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             (3) Dealer's Agreement. Dealer's Agreement (as amended November
                 1995) (Module) incorporated into this filing by reference to Post-Effective Amendment No. 25 filed August 28, 1997.

             (4) Mutual Fund Agreement for the Delaware Group of Funds (as
                 amended November 1995) (Module) incorporated into this filing by reference to Post- Effective Amendment No. 25 filed August 28, 1997.

         (f) Inapplicable.

         (g) Custodian Agreement.

             (1) Form of Custodian Contract with Norwest Bank Minnesota N.A.
                 (November 1999) incorporated into this filing by reference to Post-Effective Amendment No. 23 filed April 30, 1996.

         (h) Other Material Contracts.

             (1) Form of Shareholder Services Agreement (November 1999) between
                 Delaware Service Company, Inc. and the Registrant (Module) incorporated into this filing by reference to Post-Effective Amendment No. 25 filed August 28, 1997.

             (2) Form of Fund Accounting Agreement (November 1, 1999) between
                 Delaware Service Company, Inc. and the Registrant (Module) incorporated into this filing by reference to Post-Effective Amendment No. 25 filed August 28, 1997.

         (i) Opinion of Counsel. Incorporated into this filing by reference to Post-Effective Amendment No. 29 filed August 16, 1999.

         (j) Consent of Auditors. Attached as Exhibit.

         (k) Inapplicable.

         (l) Letter of Investment Intent incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed on September 26, 1985.

         (m) Plans under Rule 12b-1.

             (1) Form of Plan under Rule 12b-1 for Class A, B and C Shares
                 (November 1999) incorporated into this filing by reference to Post-Effective Amendment No. 23 filed April 30, 1996.

         (n) Plan under Rule 18f-3.


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             (1) Form of Plan under Rule 18f-3 (November 1999) incorporated into this filing by reference to Post-Effective Amendment No. 26 filed April 29, 1998.

         (o) Other: Trustees' Powers of Attorney. Incorporated into this filing by reference to Post-Effective Amendment No. 29 filed August 16, 1999.

Item 24. Persons Controlled by or under Common Control with Registrant. None.

Item 25. Indemnification. Article VI of the By-Laws incorporated into this filing by reference to Post-Effective Amendment No. 29 filed August 16, 1999.

Item 26. Business and Other Connections of Investment Adviser.

         Delaware Management Company, a series of Delaware Management Business Trust, (the "Manager") serves as investment manager to the Registrant and also serves as investment manager or sub- adviser to certain of the other funds in the Delaware Investments family (Delaware Group Equity Funds I, Inc., Delaware Group Equity Funds II, Inc., Delaware Group Equity Funds III, Delaware Group Equity Funds IV, Inc., Delaware Group Equity Funds V, Inc., Delaware Group Government Fund, Inc., Delaware Group Income Funds, Inc., Delaware Group Limited-Term Government Funds, Inc., Delaware Group Tax- Free Fund, Delaware Group State Tax-Free Income Trust, Delaware Group Tax-Free Money Fund, Delaware Group Premium Fund, Inc., Delaware Group Global & International Funds, Inc., Delaware Pooled Trust, Inc., Delaware Group Adviser Funds, Inc., Delaware Group Dividend and Income Fund, Inc., Delaware Group Global Dividend and Income Fund, Inc., Delaware Group Foundation Funds, Inc., Voyageur Insured Funds, Voyageur Tax Free Funds, Voyageur Funds, Inc., Voyageur Investment Trust, Voyageur Investment Trust II, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III, Inc., Voyageur Arizona Municipal Income Fund, Inc., Voyageur Colorado Insured Municipal Income Fund, Inc., Voyageur Florida Insured Municipal Income Fund, Voyageur Minnesota Municipal Fund, Inc., Voyageur Minnesota Municipal Fund II, Inc. and Voyageur Minnesota Municipal Fund III, Inc.). In addition, certain officers of the Manager also serve as directors/trustees of the other funds in the Delaware Investments family, and certain officers are also officers of these other funds. A company indirectly owned by the Manager's indirect parent company acts as principal underwriter to the mutual funds in the Delaware Investments family (see Item 29 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the mutual funds in the Delaware Investments family.

Item 26(a) incorporated into this filing by reference to Post-Effective Amendment No. 24 to the Registration Statement of Voyageur Mutual Funds filed November 1, 1999.



Item 27. Principal Underwriters. Incorporated into this filing by reference to Post-Effective Amendment No. 24 to the Registration Statement of Voyageur Mutual Funds filed November 1, 1999.



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Item 28. Location of Accounts and Records.

         All accounts and records are maintained in Philadelphia at 1818 Market Street, Philadelphia, PA 19103, One Commerce Square, Philadelphia, PA 19103 or 90 South Seventh Street, Minneapolis, Minnesota 55402.

Item 39. Management Services. None.

Item 30. Undertakings. Inapplicable.


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                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia, Commonwealth of Pennsylvania on this 21st day of October, 1999.

                                            VOYAGEUR INTERMEDIATE TAX FREE FUNDS

                                                   By /s/David K. Downes
                                                      --------------------------
                                                      David K. Downes
                                           President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


              Signature                                           Title                                                    Date
-----------------------------                     -----------------------------------------                         ----------------
/s/David K. Downes                                President/Chief Executive Officer/                                October 21, 1999
-----------------------------                     Chief Operating Officer/Chief Financial
David K. Downes                                   Officer (Principal Executive Officer,
                                                  Principal Financial Officer and Principal
                                                  Accounting Officer) and Trustee

/s/Wayne A. Stork                                 Trustee                                                           October 21, 1999
-----------------------------
Wayne A. Stork

/s/Walter P. Babich        *                      Trustee                                                           October 21, 1999
-----------------------------
Walter P. Babich

/s/ Anthony D. Knerr       *                      Trustee                                                           October 21, 1999
-----------------------------
Anthony D. Knerr

/s/ Ann R. Leven           *                      Trustee                                                           October 21, 1999
-----------------------------
Ann R. Leven

/s/Thomas F. Madison       *                      Trustee                                                           October 21, 1999
----------------------------
Thomas F. Madison

/s/Charles E. Peck         *                      Trustee                                                           October 21, 1999
-----------------------------
Charles E. Peck

/s/Janet L. Yeomans        *                      Trustee                                                           October 21, 1999
-----------------------------
Janet L. Yeomans
                                                       *By: /s/David K. Downes
                                                           -----------------------
                                                           David K. Downes
                                                       As Attorney-in-Fact for
                                                    each of the persons indicated





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                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549



















                                    Exhibits

                                       to

                                    Form N-1A

















             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933



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                                INDEX TO EXHIBITS


Exhibit No.            Exhibit
-----------            -------

EX-99.J                Consent of Auditors